Warrants (Details 2) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculated aggregate fair values and net cash settlement value
Calculated aggregate value	$ 6,973,000	$ 13,087,000	$ 8,171,518
Exercise price per share of warrant		$ 0.50	$ 0.50
Closing price per share of common stock	$ 0.16	$ 0.40	$ 0.51
Volatility	69.00%	70.00%	63.00%
Probability of Fundamental Transaction or Delisting		45.10%
Expected term (years)	3 years 3 months	3 years 8 months 12 days	4 years 8 months 12 days
Risk-free interest rate	0.41%	0.63%	1.80%
Dividend yield	0.00%	0.00%	0.00%
Netting [Member]
Calculated aggregate fair values and net cash settlement value
Calculated aggregate value	$ 10,963,000	$ 8,320,000	$ 11,450,000
Exercise price per share of warrant		$ 0.50	$ 0.50
Closing price per share of common stock	$ 0.16	$ 0.40	$ 0.51
Volatility	100.00%	100.00%	100.00%
Probability of Fundamental Transaction or Delisting	0.00%
Expected term (years)	3 years 3 months	3 years 8 months 12 days	4 years 8 months 12 days
Risk-free interest rate	0.41%	0.63%	1.80%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.25
Minimum [Member] | Netting [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.25
Maximum [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.30
Maximum [Member] | Netting [Member]
Calculated aggregate fair values and net cash settlement value
Exercise price per share of warrant	$ 0.30